Share-based Payments - Narrative (Details) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jan. 08, 2019	Mar. 31, 2021 JPY (¥) shares plan ¥ / shares	Mar. 31, 2020 JPY (¥) shares ¥ / shares	Mar. 31, 2019 JPY (¥) shares ¥ / shares	Mar. 31, 2018 ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 39,428	¥ 30,016	¥ 18,787
Stock options granted (in shares) | shares		0	0	0
Weighted-average share price for share options exercised (in JPY per share) | ¥ / shares		¥ 4,115	¥ 4,390	¥ 4,679
Weighted-average exercise price of share options outstanding (in JPY per share) | ¥ / shares		¥ 4,082	¥ 4,065	¥ 4,055	¥ 4,054
Weighted-average remaining contractual life of share options outstanding		11 years	12 years	13 years
Number of plans | plan		3
American depositary shares | Shire
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of ADS share per New Takeda share	0.5
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of ADS share per New Takeda share		1
Liability-settled long-term incentive plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of ADS share per New Takeda share		1
Board incentive plan and Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 37,663	¥ 29,122	¥ 20,084
Exercisable shares (in shares) | shares		0	0	0
Weighted average remaining contractual life		1 year	1 year	1 year
BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance metric period		3 years
BIP | First half
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Award vesting percentage		33.33%	33.33%	33.33%
BIP | Second half
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		1 year	1 year	1 year
ESOP | Second half
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage		33.33%	33.33%	33.33%
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance metric period		3 years
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Stock options | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term		10 years
Stock options | Corporate officers and senior management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term		20 years
Expense from share-based payment transactions with employees		¥ 0	¥ 0	¥ 0
Phantom stock appreciation rights and restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		1,765	894	¥ 1,297
Liabilities from share-based payment transactions		¥ 2,115	¥ 1,620
Phantom stock appreciation rights (PSARs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Expiration term		10 years
Award vesting percentage		33.33%	33.33%	33.33%
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage		33.33%	33.33%	33.33%
Exercisable shares (in shares) | shares		0	0	0
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance metric period		3 years